Newday Ocean Health ETF

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited)

	Shares	Value
Common Stocks - 99.6%
Apparel - 0.7%
Nike, Inc. - Class A	138	$14,036

Auto Manufacturers - 1.8%
Tesla, Inc. (1)	146	37,680

Banks - 1.9%
JPMorgan Chase & Co.	264	38,631

Biotechnology - 3.9%
Amgen, Inc.	156	39,989
Regeneron Pharmaceuticals, Inc. (1)	49	40,498
		80,487
Building Materials - 0.9%
West Fraser Timber Co. Ltd.	249	18,824

Chemicals - 3.0%
Air Products and Chemicals, Inc.	76	22,457
Linde PLC	54	20,900
Sociedad Quimica y Minera de Chile SA - ADR	289	18,089
		61,446
Computers - 14.0%
Accenture PLC - Class A	168	54,393
Apple, Inc.	610	114,601
Dell Technologies, Inc. - Class A	513	28,851
Genpact Ltd.	766	28,595
HP, Inc.	2,065	61,351
		287,791
Cosmetics & Personal Care - 5.1%
Colgate-Palmolive Co.	726	53,339
The Procter & Gamble Co.	129	19,910
Unilever PLC - ADR	622	31,734
		104,983
Diversified Financial Services - 2.4%
Raymond James Financial, Inc.	483	50,517

Electrical Components & Equipment - 1.2%
Emerson Electric Co.	249	24,464

Electronics - 2.9%
Agilent Technologies, Inc.	298	36,079
Garmin Ltd.	216	22,900
		58,979
Engineering & Construction - 2.0%
Jacobs Solutions, Inc.	313	42,199

Environmental Control - 7.8%
Clean Harbors, Inc. (1)	330	55,882
Republic Services, Inc.	142	20,466

Tetra Tech, Inc.	422	66,402
Waste Management, Inc.	118	18,500
		161,250
Food - 3.2%
Austevoll Seafood ASA	4,433	32,152
The Hershey Co.	160	34,378
		66,530
Healthcare - Products - 7.3%
Abbott Laboratories	169	17,390
QIAGEN NV (1)	1,065	48,447
Thermo Fisher Scientific, Inc.	86	47,911
Waters Corp. (1)	129	36,223
		149,971
Healthcare - Services - 1.1%
Elevance Health, Inc.	54	23,869

Insurance - 1.0%
MetLife, Inc.	330	20,902

Internet - 7.5%
Alphabet, Inc. - Class A (1)	653	89,689
Amazon.com, Inc. (1)	468	64,589
		154,278
Machinery - Diversified - 5.5%
ANDRITZ AG	297	15,821
Hitachi Zosen Corp.	7,813	46,314
Xylem, Inc.	489	50,631
		112,766
Miscellaneous Manufacturers - 2.1%
Siemens AG - ADR	590	44,333

Packaging & Containers - 2.4%
Ball Corp.	912	49,658

Pharmaceuticals - 2.2%
Cencora, Inc.	252	44,347

Real Estate Investment Trusts (REITs) - 1.0%
Weyerhaeuser Co.	610	19,977

Retail - 3.6%
Best Buy Co., Inc.	344	26,299
Target Corp.	200	25,310
The Home Depot, Inc.	66	21,800
		73,409
Semiconductors - 1.8%
Microchip Technology, Inc.	228	18,660
Power Integrations, Inc.	222	18,652
		37,312
Software - 9.9%
Adobe, Inc. (1)	105	58,731
Microsoft Corp.	253	82,923
Oracle Corp.	513	61,760
		203,414
Telecommunications - 1.2%

Cisco Systems, Inc.	422	24,202

Water - 2.2%
American Water Works Co., Inc.	192	26,638
Veolia Environnement SA - ADR	1,229	19,166
		45,804
Total Common Stocks
(Cost $1,902,575)		2,052,059

Short-Term Investments - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund, Class X, 5.428% (2)	8,352	8,352
Total Short-Term Investments
(Cost $8,352)		8,352

Total Investments in Securities - 100.0%
(Cost $1,910,927)		2,060,411
Other Assets in Excess of Liabilities - 0.0% (3)		925
Total Net Assets - 100.0%		$2,061,336

ADR	American Depositary Receipt.
(1)	Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of August 31, 2023.
(3)	Does not round to 0.1% or (0.1)%, as applicable.

Summary of Fair Value Exposure at August 31, 2023 (Unaudited)

The Newday Ocean Health ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$2,052,059	$—	$—	$2,052,059
Short-Term Investments	8,352	—	—	8,352
Total Investments in Securities	$2,060,411	$—	$—	$2,060,411

(1)	See Schedule of Investments for the industry breakout.